Net Loss per Share	12 Months Ended
Dec. 31, 2019
Net Loss Per Share
Net Loss Per Share
20.	Net Loss per Share

For the years ended December 31, 2017, 2018 and 2019, the Company had potential ordinary shares, including share options granted,
Pre-IPO
Preferred Shares and other permanent equities, and ordinary shares issuable upon the conversion of the 2026 Notes, where applicable. As the Group incurred losses for the years ended December 31, 2017, 2018 and 2019, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share. Considering that the holders of
Pre-IPO
Preferred Shares and other permanent equities have no contractual obligations to participate in the Group’s losses, any losses from the Group was not be allocated to them.
For the year ended December 31, 2017, the numbers of share options,
Pre-IPO
Preferred Shares and other permanent equities that were anti-dilutive and excluded from the calculation of diluted net loss per share were 20,419,209 shares, 142,913,505 shares and 24,232,353 shares, respectively.
Upon the completion of the Company’s IPO in April 2018, all of the outstanding
Pre-IPO
Preferred Shares and other permanent equities were converted into 25,336,888 shares of Class Y Ordinary Shares and 141,808,970 of Class Z Ordinary Shares.

The number of share options, which was anti-dilutive and excluded from the computation of diluted net loss per share for the year ended December 31, 2018, was 15,594,490 shares.
For the year ended December 31, 2019, the numbers of share options and the number of ordinary shares issuable upon the conversion of the 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 9,328,721 shares and 20,202,000 shares, respectively.
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2017, 2018 and 2019:

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands, except share and per share data
Numerator:
Net loss	(183,750)	(565,021)	(1,303,570)
Accretion to Pre-IPO Preferred Shares redemption value	(258,554)	(64,605)	—
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares	(129,244)	—	—
Net loss attributable to noncontrolling interests	—	13,301	14,597

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(571,548)	(616,325)	(1,288,973)

Denominator:
Weighted average number of ordinary shares outstanding, basic	69,938,570	233,047,703	323,161,680
Weighted average number of ordinary shares outstanding, diluted	69,938,570	233,047,703	323,161,680
Net loss per share, basic	(8.17)	(2.64)	(3.99)
Net loss per share, diluted	(8.17)	(2.64)	(3.99)